Other Acquisitions (Schedule of Cash Paid to Fair Value of Assets Acquired) (Details) (USD $)	12 Months Ended		0 Months Ended
	Apr. 27, 2011		Nov. 02, 2010 Foodstar Holding Pte [Member]	Apr. 29, 2012 Foodstar Holding Pte [Member]
Business Acquisition [Line Items]
Fair value of assets	$ 1,057,870,000
Liabilities	274,294,000	[1]
Redeemable Noncontrolling Interest Of Acquisitions	124,669,000	[2]
Cash paid for acquisition	658,907,000		165,400,000
Cash and cash equivalents of Predecessor at June 7, 2013	40,605,000
Acquisitions of business, net of cash on hand	618,302,000
Estimate contingent liability				$ 44,500,000

[1]	Includes contingent obligations to sellers of $44.5 million in 2011.
[2]	See Note 18 for additional information.